Commitments - Total Future Minimum Lease Payments under Non-cancellable Operating Leases in Respect of Properties, Aircraft and Flight Equipment (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease by lessee [line items]
Future minimum lease payments payable under non-cancellable operating lease	¥ 75,729,000,000	¥ 69,465,000,000
Within 1 year [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments payable under non-cancellable operating lease	9,217,000,000	8,283,000,000
After 1 year but within 5 years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments payable under non-cancellable operating lease	35,429,000,000	31,175,000,000
After 5 years [member]
Disclosure of operating lease by lessee [line items]
Future minimum lease payments payable under non-cancellable operating lease	¥ 31,083,000,000	¥ 30,007,000,000